UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadfin Capital, LLC

Address:  237 Park Avenue
          Ninth Floor
          New York, NY 10017

13F File Number:  028-14251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Kotler
Title:  Managing Member
Phone:  (212) 808-2460


Signature, Place and Date of Signing:


/s/ Kevin Kotler               New York, New York             May 15, 2013
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total: $455,643
                                        (thousands)


List of Other Included Managers:

Form 13F File Number                  Name

(1)      028-14254                    Broadfin Healthcare Master Fund, Ltd.


                                                    FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN  2          COLUMN 3   COLUMN 4    COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                                               VALUE   SHRS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS     CUSIP     (X$1000) PRN AMT   PRN CALL  DISCRETION  MNGRS  SOLE     SHARED   NONE
ALERE INC                              COM          01449J105   8,913    349,125 SH          DEFINED     1       349,125
ALKERMES PLC                           SHS          G01767105  31,925  1,347,054 SH          DEFINED     1     1,347,054
ANACOR PHARMACEUTICALS INC             COM          032420101   8,164  1,263,828 SH          DEFINED     1     1,263,828
ANGIODYNAMICS INC                      COM          03475V101  27,796  2,431,882 SH          DEFINED     1     2,431,882
ANTHERA PHARMACEUTICALS INC            COM          03674U102   2,772  4,200,000 SH          DEFINED     1     4,200,000
ARTHROCARE CORP                        COM          043136100   8,673    249,506 SH          DEFINED     1       249,506
ATRICURE INC                           COM          04963C209   6,271    791,841 SH          DEFINED     1       791,841
AUXILIUM PHARMACEUTICALS INC           COM          05334D107   7,781    450,000 SH          DEFINED     1       450,000
BIODELIVERY SCIENCES INTL IN           COM          09060J106   8,492  2,017,000 SH          DEFINED     1     2,017,000
CARDICA INC                            COM          14141R101   5,571  4,285,715 SH          DEFINED     1     4,285,715
CAS MED SYS INC                  COM PAR $0.004     124769209     419    220,544 SH          DEFINED     1       220,544
CEMPRA INC                             COM          15130J109   6,231    923,077 SH          DEFINED     1       923,077
DEPOMED INC                            COM          249908104  18,514  3,154,026 SH          DEFINED     1     3,154,026
DERMA SCIENCES INC                COM PAR $.01      249827502   9,362    775,000 SH          DEFINED     1       775,000
DURECT CORP                            COM          266605104   6,477  4,870,000 SH          DEFINED     1     4,870,000
EMERGENT BIOSOLUTIONS INC              COM          29089Q105   8,002    572,400 SH          DEFINED     1       572,400
FLAMEL TECHNOLOGIES SA            SPONSORED ADR     338488109  10,712  2,491,261 SH          DEFINED     1     2,491,261
GLOBUS MED INC                        CL A          379577208   1,325     90,252 SH          DEFINED     1        90,252
HI-TECH PHARMACAL INC                  COM          42840B101   6,137    185,356 SH          DEFINED     1       185,356
IMPAX LABORATORIES INC                 COM          45256B101  30,897  2,001,092 SH          DEFINED     1     2,001,092
INSMED INC                        COM PAR $.01      457669307   2,751    367,240 SH          DEFINED     1       367,240
INSULET CORP                           COM          45784P101   3,078    119,041 SH          DEFINED     1       119,041
INTELLIPHARMACEUTICS INTL IN           COM          458173101   3,529  1,960,779 SH          DEFINED     1     1,960,779
LANNET INC                             COM          516012101  24,292  2,402,818 SH          DEFINED     1     2,402,818
MAKO SURGICAL CORP                     COM          560879108   1,115    100,000 SH          DEFINED     1       100,000
MASIMO CORP                            COM          574795100   4,921    250,837 SH          DEFINED     1       250,837
MERIT MED SYS INC                      COM          589889104  11,153    909,720 SH          DEFINED     1       909,720
NATUS MEDICAL INC DEL                  COM          639050103  34,823  2,590,992 SH          DEFINED     1     2,590,992
NOVADAQ TECHNOLOGIES INC               COM          66987G102  19,648  1,994,794 SH          DEFINED     1     1,994,794
NPS PHARMACEUTICALS INC                COM          62936P103  16,421  1,609,154 SH          DEFINED     1     1,609,154
PROGENICS PHARMACEUTICALS IN           COM          743187106  15,073  2,801,666 SH          DEFINED     1     2,801,666
QLT INC                                COM          746927102   6,938    784,893 SH          DEFINED     1       784,893
RIGEL PHARMACEUTICALS INC            COM NEW        766559603   6,228    915,932 SH          DEFINED     1       915,932
ROCKWELL MED INC                       COM          774374102   1,299    328,065 SH          DEFINED     1       328,065
ROCKWELL MED INC                       COM          774374102     396    100,000 SH   CALL   DEFINED     1       100,000
SANTARUS INC                           COM          802817304  15,486    893,570 SH          DEFINED     1       893,570
SOLTA MED INC                          COM          83438K103   7,636  3,471,036 SH          DEFINED     1     3,471,036
SPECTRANETICS CORP                     COM          84760C107     276     14,889 SH          DEFINED     1        14,889
ST JUDE MED INC                        COM          790849103   6,074    150,203 SH          DEFINED     1       150,203
TEVA PHARMACEUTICAL INDS LTD           ADR          881624209  34,253    863,236 SH          DEFINED     1       863,236
TEVA PHARMACEUTICAL INDS LTD           ADR          881624209  11,904    300,000 SH   CALL   DEFINED     1       300,000
TRIUS THERAPEUTICS INC                 COM          89685K100   6,217    908,927 SH          DEFINED     1       908,927
VENTRUS BIOSCIENCES INC                COM          922822101   5,502  1,840,000 SH          DEFINED     1     1,840,000
ZELTIQ AESTHETICS INC                  COM          98933Q108     269     70,323 SH          DEFINED     1        70,323
ZOGENIX INC                            COM          98978L105   1,923  1,068,493 SH          DEFINED     1     1,068,493


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